Segment Reporting - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2010 Entity Year LegalMatter Investment	Dec. 31, 2010 Retail Banking Upper Limit KRW	Dec. 31, 2010 Corporate Banking Lower Limit KRW
Segment Reporting Information [Line Items]
Number of business segments	7
Segment lending limit		1,000	1,000